Prepayments and Other Current Assets - Summary of Prepayments and Other Current Assets (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Prepaid Expense and Other Assets, Current [Abstract]
Prepaid expenses	$ 130,309	$ 214,514
Receivable from government authorities	582	4,155
Input tax credit	140,432	219,421
Other receivables	27,690	2,756
Total	$ 299,013	$ 440,846